General information	12 Months Ended
Mar. 31, 2019
General Information About Financial Statements [Abstract]
General information
General information
MiX Telematics Limited (the “Company”) is a public company which is incorporated and domiciled in South Africa. The Company’s ordinary shares are publicly traded on the Johannesburg Stock Exchange (JSE: MIX) and its American Depositary Shares are listed on the New York Stock Exchange (NYSE: MIXT). The activities of the Company and its subsidiaries (the “Group”) focus on fleet and mobile asset management solutions delivered as Software-as-a-Service. The address of the Company’s registered office is Matrix Corner, Howick Close, Bekker Road, Waterfall Park, Midrand, South Africa, 1686. The financial statements were approved by the Board of Directors on July 26, 2019.